Shareholder Report, Line Graph (Details) - USD ($)																		1 Months Ended				2 Months Ended		3 Months Ended		4 Months Ended					5 Months Ended		6 Months Ended			7 Months Ended		8 Months Ended		9 Months Ended		10 Months Ended		11 Months Ended		12 Months Ended				13 Months Ended			14 Months Ended	15 Months Ended	16 Months Ended				17 Months Ended	18 Months Ended		19 Months Ended	20 Months Ended	21 Months Ended		22 Months Ended		23 Months Ended		24 Months Ended			25 Months Ended			26 Months Ended	27 Months Ended	28 Months Ended				29 Months Ended	30 Months Ended		31 Months Ended	33 Months Ended		34 Months Ended		35 Months Ended	36 Months Ended			37 Months Ended		39 Months Ended	40 Months Ended			42 Months Ended		45 Months Ended		46 Months Ended	47 Months Ended	48 Months Ended			49 Months Ended		51 Months Ended	52 Months Ended			54 Months Ended		57 Months Ended		59 Months Ended	60 Months Ended			61 Months Ended		63 Months Ended	64 Months Ended		66 Months Ended	69 Months Ended		71 Months Ended	72 Months Ended		73 Months Ended		75 Months Ended	76 Months Ended		78 Months Ended	81 Months Ended		83 Months Ended	84 Months Ended		85 Months Ended		87 Months Ended	88 Months Ended		90 Months Ended	93 Months Ended		95 Months Ended	96 Months Ended		97 Months Ended	102 Months Ended	105 Months Ended	107 Months Ended	108 Months Ended		114 Months Ended	120 Months Ended
	Jun. 30, 2025	Jun. 24, 2025	Oct. 11, 2023	Apr. 19, 2023	Oct. 28, 2021	Mar. 01, 2021	Jan. 28, 2019	Dec. 12, 2018	Oct. 29, 2018	Oct. 16, 2018	Jun. 15, 2018	Jan. 29, 2018	May 17, 2017	Apr. 05, 2017	Sep. 14, 2016	Feb. 29, 2016	Feb. 28, 2016	Jul. 31, 2025	May 31, 2023	Feb. 28, 2019	Feb. 28, 2018	Aug. 31, 2025	Nov. 30, 2023	Sep. 30, 2025	Feb. 28, 2019	Oct. 31, 2025	Aug. 31, 2023	Feb. 28, 2022	Feb. 28, 2019	Feb. 28, 2019	Nov. 30, 2025	Feb. 29, 2024	Dec. 31, 2025	Aug. 31, 2021	Feb. 28, 2017	Jan. 31, 2026	Nov. 30, 2023	Feb. 28, 2026	May 31, 2024	Feb. 28, 2019	Feb. 28, 2018	Feb. 29, 2024	Aug. 31, 2022	Aug. 31, 2024	Feb. 28, 2018	Feb. 28, 2026	Feb. 28, 2022	Feb. 28, 2017	Feb. 28, 2017	May 31, 2024	Feb. 29, 2020	Feb. 28, 2019	Nov. 30, 2024	Feb. 29, 2020	Aug. 31, 2024	Feb. 28, 2023	Feb. 29, 2020	Feb. 29, 2020	Feb. 28, 2025	Aug. 31, 2022	Feb. 28, 2018	Nov. 30, 2024	May 31, 2025	Feb. 29, 2020	Feb. 28, 2019	Feb. 28, 2025	Aug. 31, 2023	Aug. 31, 2025	Feb. 28, 2019	Feb. 28, 2023	Feb. 28, 2018	Feb. 28, 2018	May 31, 2025	Feb. 28, 2021	Feb. 29, 2020	Nov. 30, 2025	Feb. 28, 2021	Aug. 31, 2025	Feb. 29, 2024	Feb. 28, 2021	Feb. 28, 2021	Feb. 28, 2026	Aug. 31, 2023	Feb. 28, 2019	Nov. 30, 2025	Feb. 28, 2021	Feb. 29, 2020	Feb. 28, 2026	Aug. 31, 2024	Feb. 29, 2020	Feb. 29, 2024	Feb. 28, 2019	Feb. 28, 2019	Feb. 28, 2022	Feb. 28, 2021	Feb. 28, 2022	Feb. 28, 2025	Feb. 28, 2022	Feb. 28, 2022	Aug. 31, 2024	Feb. 29, 2020	Feb. 28, 2022	Feb. 28, 2021	Aug. 31, 2025	Feb. 28, 2021	Feb. 28, 2025	Feb. 29, 2020	Feb. 29, 2020	Feb. 28, 2023	Feb. 28, 2022	Feb. 28, 2023	Feb. 28, 2026	Feb. 28, 2023	Feb. 28, 2023	Aug. 31, 2025	Feb. 28, 2021	Feb. 28, 2023	Feb. 28, 2022	Feb. 28, 2022	Feb. 28, 2026	Feb. 28, 2021	Feb. 28, 2021	Feb. 29, 2024	Feb. 28, 2023	Feb. 29, 2024	Feb. 29, 2024	Feb. 29, 2024	Feb. 28, 2022	Feb. 29, 2024	Feb. 28, 2023	Feb. 28, 2023	Feb. 28, 2022	Feb. 28, 2022	Feb. 28, 2025	Feb. 29, 2024	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2023	Feb. 28, 2025	Feb. 29, 2024	Feb. 29, 2024	Feb. 28, 2023	Feb. 28, 2023	Feb. 28, 2026	Feb. 28, 2025	Feb. 28, 2026	Feb. 28, 2026	Feb. 28, 2026	Feb. 29, 2024	Feb. 28, 2026	Feb. 28, 2025	Feb. 28, 2025	Feb. 29, 2024	Feb. 29, 2024	Feb. 28, 2026	Feb. 28, 2025	Feb. 28, 2026	Feb. 28, 2026	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2026	Feb. 28, 2026	Feb. 28, 2026
C000171065 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																														JPMorgan BetaBuilders USD High Yield Corporate Bond ETF - Net Asset Value
Accumulated Value															$ 10,000																				$ 10,424																										$ 10,737																							$ 11,238																	$ 11,924															$ 12,775												$ 12,816											$ 12,155											$ 13,408							$ 14,704					$ 15,733
C000172198 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																														JPMorgan Ultra-Short Income ETF - Net Asset Value
Accumulated Value													$ 10,000																												$ 10,125																								$ 10,397																						$ 10,730																$ 10,914															$ 10,901												$ 11,119											$ 11,707											$ 12,373						$ 12,957
C000172241 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																														JPMorgan International Bond Opportunities ETF - Net Asset Value
Accumulated Value														$ 10,000																															$ 10,378																								$ 10,592																					$ 11,372															$ 11,945														$ 11,759												$ 11,546											$ 12,248											$ 13,014						$ 14,036
C000196949 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																														JPMorgan USD Emerging Markets Sovereign Bond ETF - Net Asset Value
Accumulated Value												$ 10,000									$ 9,797																															$ 10,021																							$ 11,248																				$ 11,337															$ 10,432														$ 9,745											$ 10,450											$ 11,155										$ 12,454
C000200807 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																														JPMorgan BetaBuilders MSCI US REIT ETF - Net Asset Value
Accumulated Value											$ 10,000																													$ 10,940																								$ 11,384																						$ 11,768																$ 14,539															$ 12,818												$ 13,537											$ 15,697											$ 16,894
C000205212 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																														JPMorgan Core Plus Bond ETF - Net Asset Value
Accumulated Value							$ 10,000													$ 10,097																															$ 11,231																							$ 11,576																				$ 11,384															$ 10,389														$ 10,865											$ 11,649											$ 12,479
C000205215 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																														JPMorgan Municipal ETF - Net Asset Value
Accumulated Value									$ 10,000																					$ 10,474																												$ 11,528																							$ 11,589																		$ 11,516															$ 11,069												$ 11,673											$ 12,059											$ 12,628
C000205216 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																														JPMorgan Ultra-Short Municipal Income ETF - Net Asset Value
Accumulated Value										$ 10,000																			$ 10,116																												$ 10,326																							$ 10,495																		$ 10,475															$ 10,581														$ 10,961											$ 11,348											$ 11,714
C000206281 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																														JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF - Net Asset Value
Accumulated Value								$ 10,000																	$ 10,326																													$ 11,949																							$ 12,214																			$ 11,767															$ 10,565														$ 11,162											$ 11,890											$ 12,672
C000206282 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																														JPMorgan BetaBuilders U.S. Aggregate Bond ETF - Net Asset Value
Accumulated Value								10,000																	10,190																													11,358																							11,472																			11,157															10,052														10,372											10,968											11,651
C000225677 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																														JPMorgan Short Duration Core Plus ETF - Net Asset Value
Accumulated Value						$ 10,000																												$ 10,098													$ 9,837													$ 9,483										$ 9,541													$ 9,713								$ 10,043									$ 10,481						$ 10,734									$ 11,095					$ 11,391
C000229632 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																														JPMorgan Income ETF - Net Asset Value
Accumulated Value					$ 10,000																							$ 9,864															$ 9,404													$ 9,487											$ 9,716												$ 10,120										$ 10,611								$ 10,952							$ 11,359								$ 11,689
C000231436 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																														JPMorgan Inflation Managed Bond ETF - Net Asset Value
Accumulated Value																$ 10,000																																$ 10,405																							$ 10,437																					$ 10,584															$ 11,307														$ 11,839											$ 12,340											$ 11,510											$ 11,956						$ 12,831			$ 13,598
C000231439 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																														JPMorgan Realty Income ETF - Net Asset Value
Accumulated Value																10,000																																11,302																							10,216																					12,114															13,110														13,815											17,226											14,913											15,591						18,123			19,210
C000240901 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																														JPMorgan BetaBuilders U.S. Treasury Bond 1-3 Year ETF - Net Asset Value
Accumulated Value				$ 10,000															$ 10,009								$ 10,030										$ 10,163					$ 10,271								$ 10,338					$ 10,613							$ 10,664				$ 10,810							$ 10,922					$ 11,076							$ 11,199			$ 11,318
C000240902 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																														JPMorgan BetaBuilders U.S. Treasury Bond 3-10 Year ETF - Net Asset Value
Accumulated Value				10,000															10,011								9,861										9,907					10,041								10,031					10,498							10,431				10,576							10,679					10,926							11,105			11,259
C000240903 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																														JPMorgan BetaBuilders U.S. Treasury Bond 20+ Year ETF - Net Asset Value
Accumulated Value				10,000															9,925								9,398										8,994					9,334								9,070					9,776							9,603				9,564							9,020					9,156							9,644			9,821
C000241196 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																														JPMorgan High Yield Municipal ETF - Net Asset Value
Accumulated Value																10,000																																10,117																							10,355																					10,805															12,223														12,174											12,368											10,931											11,462						12,292			12,777
C000241197 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																														JPMorgan Limited Duration Bond ETF - Net Asset Value
Accumulated Value																10,000																																10,158																							10,334																					10,623															11,103														11,292											11,185											11,103											11,774						12,573			13,276
C000241198 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																														JPMorgan Sustainable Municipal Income ETF - Net Asset Value
Accumulated Value																10,000																																9,984																							10,129																					10,487															11,259														11,423											11,330											10,723											11,293						11,712			12,290
C000244901 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																														JPMorgan Active Bond ETF - Net Asset Value
Accumulated Value			$ 10,000																				$ 10,307									$ 10,595							$ 10,642					$ 11,200									$ 11,208						$ 11,381				$ 11,370					$ 11,686								$ 11,973						$ 12,200
C000255145 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																														JPMorgan Active High Yield ETF - Net Asset Value
Accumulated Value	$ 10,052	$ 10,000																$ 10,084				$ 10,213		$ 10,287		$ 10,302					$ 10,365		$ 10,437			$ 10,483		$ 10,508
C000257464 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																														JPMorgan Mortgage-Backed Securities ETF - Net Asset Value
Accumulated Value																	$ 10,000																																$ 10,113																							$ 10,272																					$ 10,665															$ 11,597														$ 11,930											$ 11,718											$ 10,834											$ 11,254						$ 12,037			$ 12,971
C000260023 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																														JPMorgan Flexible Debt ETF - Net Asset Value
Accumulated Value																	10,000																																10,736																							11,126																					11,210															11,809														12,461											12,331											12,441											13,204						14,090			15,137
ICE BofA US High Yield Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																														ICE BofA US High Yield Index
Accumulated Value															10,000																				10,615																										11,052																							11,523																	12,204															13,256												13,363											12,634											14,028							15,439					16,524
Bloomberg U S Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																														Bloomberg U.S. Aggregate Index
Accumulated Value	10,046	10,000	$ 10,000	10,000	$ 10,000	10,000	$ 10,000	10,000					10,000		$ 10,000	10,000	10,000	9,974	9,998	$ 10,065		10,093	$ 10,271	10,203	10,207	10,267	9,891	$ 9,683			10,331	$ 10,485	10,315	10,149	$ 9,841	10,326	9,918	10,495	$ 10,489		9,918	10,124	$ 8,932	$ 10,992			9,736	10,142		10,128	$ 11,241		$ 10,977	11,399	10,613	$ 8,742			$ 11,094	8,980	$ 9,890	10,599	$ 11,062		10,233	10,712	$ 8,825	$ 11,336		8,789	10,193	10,193	10,681	$ 11,396		$ 11,603	11,557	10,946	$ 9,033			$ 11,788	8,873	$ 10,204	11,204		11,428	11,382	$ 9,469		9,082	10,516	10,516	$ 11,095		11,251	$ 9,557			9,520	$ 11,396		11,586	$ 9,766		9,609	11,744	11,744	$ 10,016		10,158	$ 10,155			9,819	$ 11,554		11,280		10,211	11,907		$ 10,350		10,496			$ 11,248		10,183		11,592	11,592	$ 10,951		11,105			$ 10,155		10,522		10,465	10,465	$ 11,636		11,800			$ 10,492		11,133		10,813	10,813		$ 11,102	11,830		11,441	11,441	$ 11,797	12,158
ICE BofA 3 Month US Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																														ICE BofA 3-Month US Treasury Bill Index
Accumulated Value													$ 10,000				10,000																								$ 10,087								10,039																$ 10,292							10,137															$ 10,517						10,344										$ 10,560					10,570										$ 10,564				10,613								$ 10,787			10,617								$ 11,353			10,842								$ 11,932			11,410			$ 12,414			11,992			12,477
Bloomberg Multiverse ex USA USD Hedged Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																														Bloomberg Multiverse ex-USA (USD Hedged) Index
Accumulated Value														$ 10,000																															$ 10,217																								$ 10,657																					$ 11,639															$ 11,611														$ 11,373												$ 10,611											$ 11,366											$ 12,076						$ 12,594
JPMorgan Emerging Markets Risk Aware Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																														JPMorgan Emerging Markets Risk-Aware Bond Index
Accumulated Value												10,000									9,800																															10,081																							11,358																				11,542															10,664														10,017											10,809											11,606										12,998
Bloomberg Global Aggregate Index Unhedged USD [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																														Bloomberg Global Aggregate Index - Unhedged USD
Accumulated Value												$ 10,000									$ 9,936																															$ 9,880																							$ 10,663																				$ 11,124															$ 10,533														$ 9,100											$ 9,383											$ 9,662										$ 10,457
MSCI US REIT Custom Capped Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																														MSCI US REIT Custom Capped Index
Accumulated Value											10,327																													10,959																								11,414																						11,797																14,599															12,884												13,622											15,813											17,049
MSCI USA Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																														MSCI USA Index
Accumulated Value											$ 9,779																													$ 10,151																								$ 10,995																						$ 14,742																$ 16,861															$ 15,428												$ 20,169											$ 23,910											$ 27,871
Bloomberg U S 1 15 Year Blend 1 17 Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																														Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index
Accumulated Value									10,000							10,000														10,332																		10,002										11,123													10,178										11,276											10,596							11,149								11,407							10,817							11,564					11,316						11,434					11,640						11,093					12,293						11,605						11,937			12,607
Bloomberg US Municipal Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																														Bloomberg US Municipal Index
Accumulated Value									$ 10,000	10,000						10,000													10,374	$ 10,341																		10,025									11,356	$ 11,319													10,276									11,476	$ 11,439											10,701						11,400	$ 11,363								11,713						10,819	$ 10,784							11,837					$ 11,368	11,405					11,759					$ 11,705	11,743					11,159					$ 12,286	12,326					11,764						12,112			12,713
Bloomberg 1 Year Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																														Bloomberg 1-Year Municipal Bond Index
Accumulated Value										$ 10,000																			$ 10,131																												$ 10,382																							$ 10,520																		$ 10,455															$ 10,417														$ 10,785											$ 11,169											$ 11,559
Bloomberg U S Corporate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																														Bloomberg U.S. Corporate Bond Index
Accumulated Value								$ 10,000																	$ 10,321																													$ 11,953																							$ 12,286																			$ 11,868															$ 10,630														$ 11,265											$ 12,004											$ 12,794
Bloomberg 1 5 Year Government Credit Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																														Bloomberg 1-5 Year Government/Credit Index
Accumulated Value						$ 10,000																												$ 10,032													$ 9,777													$ 9,445										$ 9,386													$ 9,557								$ 9,812									$ 10,195						$ 10,370									$ 10,683					$ 10,943
Bloomberg U S Intermediate Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																														Bloomberg U.S. Intermediate Aggregate Index
Accumulated Value																10,000																																10,089																							10,099																					10,438															11,316														11,548											11,248											10,436											10,821						11,481			12,236
Bloomberg 1 10 Year U S TIPS Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																														Bloomberg 1-10 Year U.S. TIPS Index
Accumulated Value																10,000																																10,285																							10,252																					10,477															11,301														11,976											12,638											11,755											12,186						13,004			13,757
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																														S&P 500 Index
Accumulated Value																10,000																																12,498																							14,635																					15,320															16,575														21,761											25,327											23,379											30,499						36,113			42,249
FTSE NAREIT All Equity REITs Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																														FTSE NAREIT All Equity REITs Index
Accumulated Value																10,000																																11,781																							11,059																					13,228															14,284														14,775											17,996											15,806											16,483						18,768			20,158
MSCI US REIT Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																														MSCI US REIT Index
Accumulated Value																10,000																																11,669																							10,484																					12,728															13,256														13,701											16,955											14,964											15,799						18,414			20,121
ICE US Treasury 1 3 Year Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																														ICE US Treasury 1-3 Year Bond Index
Accumulated Value				10,000															10,009								10,032										10,167					10,277								10,346					10,623							10,675				10,820							10,934					11,090							11,213			11,332
ICE US Treasury 3 10 Year Bond Index Total Return in USD [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																														ICE US Treasury 3-10 Year Bond Index Total Return in USD
Accumulated Value				10,000															10,011								9,862										9,910					10,045								10,035					10,504							10,438				10,583							10,687					10,934							11,112			11,267
ICE US Treasury 20 Year Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																														ICE US Treasury 20+ Year Bond Index
Accumulated Value				$ 10,000															$ 9,922								$ 9,395										$ 8,991					$ 9,332								$ 9,069					$ 9,779							$ 9,604				$ 9,562							$ 9,019					$ 9,156							$ 9,643			$ 9,819
Bloomberg High Yield Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																														Bloomberg High Yield Municipal Bond Index
Accumulated Value																10,000																																10,516																							11,016																					11,782															13,479														13,650											14,122											12,801											13,864						14,989			15,455
Bloomberg 65 High Grade Index 35 High Yield Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																														Bloomberg 65% High Grade Index / 35% High Yield Total Return Index
Accumulated Value																10,000																																10,196																							10,531																					11,069															12,306														12,457											12,553											11,725											12,479						13,070			13,634
Bloomberg 1 3 Year U S Government Credit Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																														Bloomberg 1-3 Year U.S. Government/Credit Bond Index
Accumulated Value																$ 10,000																																$ 10,102																							$ 10,115																					$ 10,370															$ 10,877														$ 11,087											$ 10,908											$ 10,634											$ 11,121						$ 11,737			$ 12,314
ICE BofA US High Yield Constrained Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																														ICE BofA US High Yield Constrained Index
Accumulated Value	$ 10,058	$ 10,000																$ 10,040				$ 10,162		$ 10,240		$ 10,260					$ 10,311		$ 10,378			$ 10,428		$ 10,445
Bloomberg U S MBS Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																														Bloomberg U.S. MBS Index
Accumulated Value																	$ 10,000																																$ 10,044																							$ 10,061																					$ 10,421															$ 11,198														$ 11,364											$ 11,037											$ 10,033											$ 10,262						$ 10,932			$ 11,756